Summary of significant accounting policies - Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2021 CHF (SFr) employee	Dec. 31, 2020 CHF (SFr) employee
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Percentage of VSAO contributions in total company's defined benefit plans	90.00%
VSAO
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Defined benefit plan, employer contribution	60.00%
Defined benefit plan, employee contribution	40.00%
Voluntary complementary plan
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Defined benefit plan, employer contribution	70.00%
Defined benefit plan, employee contribution	30.00%
Salary level, minimum threshold | SFr	SFr 180,000	SFr 150,000
Salary level, minimum threshold, working quota	100.00%
Number of employees that participated	32	29
Number of eligible employees	32	31